Held for sale and discontinued operations – Interests in Quadgas HoldCo Limited (Details) - GBP (£)		3 Months Ended		6 Months Ended			12 Months Ended
	May 01, 2018	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017		Mar. 31, 2018	Mar. 31, 2017
Disclosure of associates [line items]
Purchase of interests in investments accounted for using equity method				£ 84,000,000	£ 77,000,000	[1]
Derivative financial liabilities				1,135,000,000			£ 1,061,000,000
Derivative financial assets				1,348,000,000			£ 1,724,000,000
Tax expense relating to profit (loss) from ordinary activities of discontinued operations				2,000,000	3,000,000
Remeasurement gains on pension assets and post-retirement benefit obligations				606,000,000	594,000,000	[2]
Net gains/(losses) in respect of hedging arrangements				(31,000,000)	16,000,000	[2]
Quadgas Holdco Limited Cadent [Member]
Disclosure of associates [line items]
Proportion of ownership interest disposed								61.00%
Proportion of ownership interest in associate								39.00%
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans				£ 35,000,000	60,000,000
Quadgas HoldCo Limited [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate				39.00%
Proportion of ownership interest in associate, put/call option equity interest				14.00%				14.00%
Proportion of ownership interest in associate, excluding put/call option equity interest	25.00%						25.00%
Purchase of interests in investments accounted for using equity method				£ 2,100,000,000			£ 2,100,000,000
Receivables due from associates				400,000,000
Investments in associates				1,600,000,000
Share of post-tax profit (loss) from discontinued operations of associates and joint ventures accounted for using equity method		£ 38,000,000	£ 52,000,000
Put/Call Option Derivatives - RAA [Member]
Disclosure of associates [line items]
Derivative financial liabilities				43,000,000			0
Put/Call Option Derivatives - FAA [Member]
Disclosure of associates [line items]
Derivative financial assets				87,000,000			£ 110,000,000
Discontinued operations [member]
Disclosure of associates [line items]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		2,000,000	0
Remeasurement gains on pension assets and post-retirement benefit obligations		35,000,000	60,000,000
Net gains/(losses) in respect of hedging arrangements		£ 1,000,000	£ 4,000,000
Discontinued operations [member] | Quadgas HoldCo Limited [Member]
Disclosure of associates [line items]
Impairment loss on investments accounted for as equity method investments				43,000,000
Interest income on loans and receivables				12,000,000	15,000,000
Dividends received				66,000,000	0
Interest received from associates				£ 12,000,000	£ 15,000,000

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).